Restructuring and related expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract settlements
Liabilities associated with reorganization.
Expenses		$ 195
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period	$ 198
Liability at end of period	250	198
Costs incurred in	176	297	$ 156
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in	65	24	71
Other restructuring-related activities | SG&A expenses
Liabilities associated with reorganization.
Costs incurred in	52	40	21
Other restructuring-related activities | Non-order related research and development
Liabilities associated with reorganization.
Costs incurred in	3	2	2
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in	56	231	62
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in	120	81	101
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in	7	209	31
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in	$ 49	$ 7	$ 24